K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

January 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we certify that all of the forms of prospectus and Statement of Additional Information (“SAI”), each dated January 1, 2015, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus and SAI contained in Post-Effective Amendment No. 150 under the Securities Act of 1933 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 23, 2014 via EDGAR, except for the forms of prospectus listed in Appendix A hereto, which are expected to be separately filed pursuant to paragraph (c) of Rule 497 on or about January 6, 2015.

If you have any questions or comments, please call me at 617-951-9068.

/s/ Trayne S. Wheeler

Trayne S. Wheeler

K&L Gates LLP

Appendix A

Alternative Asset Allocation Fund

Class A and Class C

Class R2 and Class R4

Class R6

Emerging Markets Fund

Class R6

Floating Rate Income Fund

Class R6

Lifestyle II Portfolios

Class R1, Class R2, Class R3, Class R4, and Class R5

Natural Resources Fund

Class A

Class I

Retirement Choices Portfolios

Class R1, Class R2, and Class R4

Class R6

Retirement Living Portfolios

Class R1, Class R2, Class R3, Class R4, and Class R5

Retirement Living II Portfolios

Class I

Class R1, Class R3, and Class R5

Class R2 and Class R4

Class R6

Small Cap Value Fund

Class R6

Strategic Income Opportunities Fund

Class R2

Class R6

U.S. Equity Fund

Class I

Class NAV Combined Prospectus, relating to Class NAV shares of the following funds:

1.	Active Bond Fund
2.	All Cap Core Fund
3.	Alpha Opportunities Fund
4.	Asia Pacific Total Return Bond Fund
5.	Blue Chip Growth Fund
6.	Capital Appreciation Fund
7.	Capital Appreciation Value Fund
8.	Core Bond Fund
9.	Emerging Markets Fund
10.	Emerging Markets Debt Fund
11.	Equity-Income Fund
12.	Floating Rate Income Fund

13.	Fundamental Global Franchise Fund
14.	Global Bond Fund
15.	Global Equity Fund
16.	Global Real Estate Fund
17.	Health Sciences Fund
18.	High Yield Fund
19.	Income Fund
20.	International Growth Opportunities Fund
21.	International Growth Stock Fund
22.	International Small Cap Fund
23.	International Small Company Fund
24.	International Value Fund
25.	Investment Quality Bond Fund
26.	Mid Cap Stock Fund
27.	Mid Value Fund
28.	Natural Resources Fund
29.	Real Estate Equity Fund
30.	Real Estate Securities Fund
31.	Real Return Bond Fund
32.	Redwood Fund
33.	Science & Technology Fund
34.	Short Term Government Income Fund
35.	Small Cap Growth Fund
36.	Small Cap Opportunities Fund
37.	Small Cap Value Fund
38.	Small Company Growth Fund
39.	Small Company Value Fund
40.	Spectrum Income Fund
41.	Strategic Equity Allocation Fund
42.	Strategic Income Opportunities Fund
43.	Total Return Fund
44.	U.S. Equity Fund
45.	U.S. High Yield Bond Fund
46.	Value Fund

Class 1 Combined Prospectus, relating to Class 1 shares of following funds:

1.	Active Bond Fund
2.	Blue Chip Growth Fund
3.	Capital Appreciation Fund
4.	Core Bond Fund
5.	Emerging Markets Fund
6.	Equity-Income Fund
7.	Floating Rate Income Fund
8.	Global Bond Fund
9.	Global Real Estate Fund
10.	High Yield Fund
11.	Income Fund
12.	International Small Cap Fund
13.	International Small Company Fund
14.	International Value Fund
15.	Investment Quality Bond Fund
16.	Lifestyle II Aggressive Portfolio
17.	Lifestyle II Balanced Portfolio

18.	Lifestyle II Conservative Portfolio
19.	Lifestyle II Growth Portfolio
20.	Lifestyle II Moderate Portfolio
21.	Mid Cap Stock Fund
22.	Mid Value Fund
23.	Natural Resources Fund
24.	Real Estate Securities Fund
25.	Real Return Bond Fund
26.	Retirement Choices at 2010 Portfolio
27.	Retirement Choices at 2015 Portfolio
28.	Retirement Choices at 2020 Portfolio
29.	Retirement Choices at 2025 Portfolio
30.	Retirement Choices at 2030 Portfolio
31.	Retirement Choices at 2035 Portfolio
32.	Retirement Choices at 2040 Portfolio
33.	Retirement Choices at 2045 Portfolio
34.	Retirement Choices at 2050 Portfolio
35.	Retirement Choices at 2055 Portfolio
36.	Retirement Living through 2010 Portfolio
37.	Retirement Living through 2015 Portfolio
38.	Retirement Living through 2020 Portfolio
39.	Retirement Living through 2025 Portfolio
40.	Retirement Living through 2030 Portfolio
41.	Retirement Living through 2035 Portfolio
42.	Retirement Living through 2040 Portfolio
43.	Retirement Living through 2045 Portfolio
44.	Retirement Living through 2050 Portfolio
45.	Retirement Living through 2055 Portfolio
46.	Retirement Living through II 2010 Portfolio
47.	Retirement Living through II 2015 Portfolio
48.	Retirement Living through II 2020 Portfolio
49.	Retirement Living through II 2025 Portfolio
50.	Retirement Living through II 2030 Portfolio
51.	Retirement Living through II 2035 Portfolio
52.	Retirement Living through II 2040 Portfolio
53.	Retirement Living through II 2045 Portfolio
54.	Retirement Living through II 2050 Portfolio
55.	Retirement Living through II 2055 Portfolio
56.	Short Term Government Income Fund
57.	Small Cap Opportunities Fund
58.	Small Company Value Fund
59.	Total Return Fund
60.	U.S. Equity Fund
61.	U.S. High Yield Bond Fund